GOODWILL	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

NOTE 8 - GOODWILL

Goodwill in the amount of $583 thousand that was recognized by the company through the acquisition of Ocean (see Note 3). Goodwill amounted to $649 thousand and $627 thousand as of December 31, 2021 and 2020, respectively. This difference of the amounts is from foreign currency adjustments only.